Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Income Statement [Abstract]
Revenues, net	$ 1,400,139
Total Revenues	1,400,139
Cost of revenues	1,328,049
Total cost of revenues	1,328,049
Gross profit	72,090
Operating expenses
Selling and marketing expense	171	1,673,100
General and administrative expenses	1,342,142	2,790,753	3,201,282
Allowance for expected credit loss	42,041,954
Stock based Compensation (G&A)	12,355,200
Total Operating expenses	55,739,467	4,463,853	3,201,282
Income (Loss) from operations	(55,667,377)	(4,463,853)	(3,201,282)
Other income (expense)
Interest income	194	3,407	1,886
Interest expense	(107,323)	(312,752)	(1,337,159)
Total other loss, net	(107,129)	(309,345)	(1,335,273)
Loss before income tax	(55,774,506)	(4,773,198)	(4,536,555)
Income tax
Net loss	(55,774,506)	(4,773,198)	(4,536,555)
Loss from discontinued operations	(3,358,417)	(4,615,350)	(12,295,546)
Net loss attributable to controlling interest	$ (59,132,923)	$ (9,388,548)	$ (16,832,101)
Weighted average shares outstanding
Basic (in Shares)	8,953,333	312,739	104,895
Diluted (in Shares)	8,953,333	312,739	104,895
Earnings (Loss) per share
Basic (in Dollars per share)	$ (6.6)	$ (30.02)	$ (160.47)
Diluted (in Dollars per share)	$ (6.6)	$ (30.02)	$ (160.47)
Other comprehensive income (loss):
Net income (loss)	$ (59,132,923)	$ (9,388,548)	$ (16,832,101)
Foreign currency translation loss	498,207	(405,772)	(1,596,992)
Total comprehensive loss	$ (58,634,716)	$ (9,794,320)	$ (18,429,093)